ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CAPITAL OPPORTUNITY FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 9.5%
Automobiles 0.1%
GM	3,600	120
		120
Distributors 0.1%
Genuine Parts	4,500	194
		194
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	1,800	89
H&R Block	10,100	219
		308
Hotels, Restaurants & Leisure 1.1%
Carnival	7,200	339
Harrah's Entertainment	3,000	199
International Game Technology	14,500	602
Marriott, Class A	8,600	332
Panera Bread, Class A (1)	2,500	146
Starbucks (1)	4,800	163
Wyndham Worldwide (1)	3,224	90
Wynn Resorts (1)	5,800	395
		2,266
Household Durables 0.5%
D. R. Horton	8,300	199
Fortune Brands	2,300	173
Harman International	1,500	125
Lennar, Class A	7,500	339
Standard Pacific	3,300	77
		913
Internet & Catalog Retail 0.3%
Amazon.com (1)	20,000	642
		642
Leisure Equipment & Products 0.1%
Brunswick	3,600	112
Mattel	8,800	174
		286
Media 3.1%
Comcast, Class A (1)	34,300	1,264
Disney	27,200	841
Dow Jones	1,900	64
EchoStar Communications, Class A (1)	11,700	383
Gannett	3,850	219
Lamar Advertising (1)	8,400	449
Liberty Media Capital, Class A (1)	4,605	385
McGraw-Hill	4,400	255
Meredith	900	44
News Corp, Class A	14,500	285
Scripps, Class A	2,000	96
Time Warner	52,700	961
Tribune	5,200	170
Viacom, Class B (1)	18,300	680
Washington Post, Class B	87	64
		6,160
Multiline Retail 1.6%
Kohl's (1)	31,000	2,013
Target	19,840	1,096
		3,109
Specialty Retail 2.3%
Bed Bath & Beyond (1)	17,700	677
Best Buy	8,425	451
Home Depot	41,640	1,510
Lowes	24,160	678
Ross Stores	11,500	292
Staples	13,000	317
TJX	27,000	757
		4,682
Textiles, Apparel & Luxury Goods 0.1%
Nike, Class B	3,100	271
		271

Total Consumer Discretionary		18,951
CONSUMER STAPLES 9.3%
Beverages 2.2%
Anheuser-Busch	13,475	640
Coca-Cola	39,940	1,785
Coca-Cola Enterprises	7,500	156
PepsiCo	26,765	1,747
		4,328
Food & Staples Retailing 2.3%
Costco Wholesale	7,800	388
CVS	14,200	456
Kroger	7,100	164
Sysco	11,300	378
Wal-Mart	47,360	2,336
Walgreen	19,200	852
Whole Foods Market	1,000	59
		4,633
Food Products 0.5%
General Mills	9,555	541
Kellogg	7,390	366
Sara Lee	4,600	74
		981
Household Products 2.5%
Clorox	2,500	157
Colgate-Palmolive	8,585	533
Kimberly-Clark	6,100	399
Procter & Gamble	62,161	3,853
		4,942
Personal Products 0.2%
Avon	15,900	487
		487
Tobacco 1.6%
Altria Group	40,910	3,132
		3,132

Total Consumer Staples		18,503

ENERGY 9.7%

Energy Equipment & Services 2.3%
Baker Hughes	7,920	540
BJ Services	8,280	250
FMC Technologies (1)	5,090	273
Grant Prideco (1)	8,600	327
Halliburton	4,300	122
Nabors Industries (1)	8,400	250
National Oilwell Varco (1)	2,500	147
Schlumberger	29,780	1,847
Transocean (1)	10,340	757
		4,513
Oil, Gas & Consumable Fuels 7.4%
Anadarko Petroleum	6,308	276
Chevron	37,672	2,443
ConocoPhillips	20,820	1,239
CONSOL Energy	8,600	273
Devon Energy	4,500	284
El Paso Corporation	8,100	111
EOG Resources	4,340	282
ExxonMobil	105,328	7,068
Murphy Oil	11,600	552
Occidental Petroleum	7,660	369
Total ADR	5,660	373
Valero Energy	8,000	412
Williams Companies	33,600	802
XTO Energy	7,300	308
		14,792

Total Energy		19,305
FINANCIALS 22.2%

Capital Markets 4.2%
Affiliated Managers Group (1)	3,100	310
Ameriprise Financial	10,700	502
E*TRADE Financial (1)	40,200	962
Franklin Resources	3,000	317
Goldman Sachs	9,200	1,556
Investors Financial Services	6,700	289
Legg Mason	4,200	424
Lehman Brothers	14,100	1,041
Merrill Lynch	3,600	282
Morgan Stanley	20,800	1,516
State Street	12,500	780
TD Ameritrade Holding	24,900	469
		8,448
Commercial Banks 3.8%
Fifth Third Bancorp	25,200	960
First Horizon National	19,400	737
SunTrust	12,500	966
Synovus Financial	31,000	910
U.S. Bancorp	47,200	1,568
Wells Fargo	68,200	2,468
		7,609
Consumer Finance 1.2%
American Express	15,200	852
Capital One Financial	8,600	677
SLM Corporation	15,300	795
		2,324
Diversified Financial Services 6.4%
Bank of America	85,296	4,569
CBOT Holdings, Class A (1)	1,800	217
Chicago Mercantile Exchange Holdings	1,220	584
Citigroup	81,500	4,048
J.P. Morgan Chase	66,500	3,123
Moody's	4,200	275
		12,816
Insurance 4.6%
American International Group	50,400	3,340
Axis Capital Holdings	6,300	219
Genworth Financial, Class A	12,100	424
Hartford Financial Services	11,400	989
Lincoln National	1,665	103
Loews	5,200	197
Marsh & McLennan	18,600	524
MetLife	13,900	788
Progressive Corporation	10,900	267
Prudential Financial	15,600	1,189
St. Paul Travelers Companies	11,859	556
Willis Group Holdings	3,700	141
XL Capital	5,100	350
		9,087
Real Estate Investment Trusts (REITs) 1.2%
Archstone-Smith Trust, REIT	10,100	550
Boston Properties, REIT	6,300	651
CapitalSource, REIT	14,716	380
Kimco Realty, REIT	3,200	137
Potlatch, REIT	1,556	58
ProLogis, REIT	5,700	325
Simon Property Group, REIT	4,000	362
		2,463
Real Estate Management & Development 0.1%
Realogy (1)	3,880	88
		88
Thrifts & Mortgage Finance 0.7%
Countrywide Credit	24,000	841
Washington Mutual	10,300	448
		1,289

Total Financials		44,124
HEALTH CARE 12.9%

Biotechnology 1.7%
Amgen (1)	20,600	1,474
Biogen Idec (1)	6,770	303
Celgene (1)	6,100	264
Cephalon (1)	1,900	117
Genentech (1)	1,890	156
Genzyme (1)	5,500	371
Gilead Sciences (1)	10,880	747
		3,432
Health Care Equipment & Supplies 1.9%
Alcon	1,800	206
Baxter International	8,900	405
Boston Scientific (1)	34,100	504
C R Bard	4,600	345
Hospira (1)	7,800	298
Medtronic	25,100	1,166
St. Jude Medical (1)	9,900	349
Stryker	2,700	134
Zimmer Holdings (1)	4,100	277
		3,684
Health Care Providers & Services 2.7%
Aetna	23,000	910
Cardinal Health	6,700	440
Caremark RX	8,900	504
CIGNA	5,500	640
Coventry Health Care (1)	3,200	165
Humana (1)	4,200	278
Medco (1)	6,542	393
Omnicare	8,900	384
UnitedHealth Group	24,200	1,191
WellPoint (1)	7,000	539
		5,444
Life Sciences Tools & Services 0.3%
Fisher Scientific (1)	1,900	149
Thermo Electron (1)	7,000	275
Waters Corporation (1)	1,900	86
		510
Pharmaceuticals 6.3%
Abbott Laboratories	18,500	898
Allergan	4,400	495
Barr Pharmaceuticals (1)	3,900	203
Bristol Myers Squibb	5,200	130
Eli Lilly	19,100	1,089
Johnson & Johnson	45,300	2,942
Merck	37,600	1,575
Pfizer	121,700	3,451
Schering-Plough	22,100	488
Sepracor (1)	1,000	48
Shire Pharmaceuticals ADR	1,900	94
Wyeth	23,200	1,180
		12,593
Total Health Care		25,663
INDUSTRIALS & BUSINESS SERVICES 11.5%
Aerospace & Defense 2.2%
Boeing	9,800	773
General Dynamics	8,100	580
Goodrich	9,600	389
Honeywell International	28,100	1,149
Raytheon	3,500	168
Rockwell Collins	14,200	779
United Technologies	8,400	532
		4,370
Air Freight & Logistics 0.6%
Fedex	2,700	293
UPS, Class B	12,200	878
		1,171
Airlines 0.2%
Southwest Airlines	21,300	355
		355
Building Products 0.3%
American Standard	8,600	361
Masco	9,700	266
		627
Commercial Services & Supplies 0.8%
Avery Dennison	4,000	241
Cintas	2,100	86
Pitney Bowes	6,600	293
Republic Services	11,900	479
Robert Half International	3,840	130
Waste Management	8,300	304
		1,533
Construction & Engineering 0.1%
Fluor	1,700	131
		131
Industrial Conglomerates 4.8%
3M	15,700	1,169
GE	176,100	6,216
Tyco International	80,200	2,245
		9,630
Machinery 1.6%
Caterpillar	2,700	178
Danaher	19,000	1,305
Eaton	2,800	193
Illinois Tool Works	18,400	826
Ingersoll-Rand, Class A	5,100	194
ITT	4,700	241
Joy Global	1,400	52
Pall	8,200	252
		3,241
Road & Rail 0.8%
Norfolk Southern	17,500	771
Union Pacific	10,900	959
		1,730
Trading Companies & Distributors 0.1%
Fastenal	2,700	104
		104
Total Industrials & Business Services		22,892
INFORMATION TECHNOLOGY 15.2%

Communications Equipment 2.9%
Cisco Systems (1)	100,300	2,307
Juniper Networks (1)	65,400	1,130
Lucent Technologies (1)	158,500	371
Motorola	44,500	1,112
QUALCOMM	21,600	785
		5,705
Computers & Peripherals 3.3%
Apple Computer (1)	28,600	2,203
Dell (1)	60,300	1,377
EMC (1)	29,300	351
Hewlett-Packard	14,600	536
IBM	5,700	467
Network Appliance (1)	5,200	193
Sun Microsystems (1)	292,400	1,453
		6,580
Electronic Equipment & Instruments 0.4%
Flextronics (1)	12,500	158
Jabil Circuit	10,900	311
Symbol Technologies	6,600	98
Tektronix	10,200	295
		862
Internet Software & Services 1.5%
CNET Networks (1)	9,000	86
Google, Class A (1)	4,100	1,648
Monster Worldwide (1)	7,900	286
VeriSign (1)	20,900	422
Yahoo! (1)	22,700	574
		3,016
IT Services 0.9%
Accenture, Class A	12,330	391
Affiliated Computer Services, Class A (1)	3,900	202
Automatic Data Processing	13,650	646
First Data	13,600	571
Fiserv (1)	1,600	76
		1,886
Semiconductor & Semiconductor Equipment 2.8%
Advanced Micro Devices (1)	10,900	271
Analog Devices	18,900	555
Applied Materials	41,500	736
Broadcom, Class A (1)	13,200	401
Intel	105,100	2,162
Marvell Technology Group (1)	27,000	523
Maxim Integrated Products	11,300	317
NVIDIA (1)	9,800	290
Xilinx	14,600	320
		5,575
Software 3.4%
Autodesk (1)	2,300	80
Electronic Arts (1)	4,800	267
McAfee (1)	35,100	859
Microsoft	158,000	4,318
NAVTEQ (1)	4,900	128
Oracle (1)	21,300	378
Red Hat (1)	33,800	712
		6,742

Total Information Technology		30,366
MATERIALS 2.4%

Chemicals 1.2%
Dow Chemical	18,100	706
DuPont	16,500	707
Ecolab	7,000	300
Monsanto	9,600	451
Potash Corp of Saskatchewan	2,000	208
Sigma Aldrich	1,100	83
		2,455
Metals & Mining 0.8%
Alcoa	11,400	320
BHP Billiton ADR	9,650	366
Newmont Mining	8,400	359
Nucor	8,800	435
		1,480
Paper & Forest Products 0.4%
Bowater	3,900	80
International Paper	14,000	485
Weyerhaeuser	4,600	283
		848

Total Materials		4,783
TELECOMMUNICATION SERVICES 3.5%

Diversified Telecommunication Services 1.9%
AT&T	5,300	172
BellSouth	26,400	1,129
Telus	17,400	974
Verizon Communications	42,400	1,574
		3,849
Wireless Telecommunication Services 1.6%
Alltel	5,600	311
American Tower Systems, Class A (1)	26,417	964
Crown Castle International (1)	24,400	860
Rogers Communications, Class B	9,100	499
Sprint Nextel	31,419	539
		3,173
Total Telecommunication Services		7,022
UTILITIES 3.2%
Electric Utilities 1.7%
Edison International	11,400	475
Entergy	11,100	869
Exelon	20,400	1,235
Pinnacle West Capital	5,800	261
PPL	14,900	490
		3,330
Gas Utilities 0.1%
AGL Resources	7,100	259
		259
Independent Power Producers & Energy Traders 0.7%
AES (1)	25,800	526
Constellation Energy Group	5,900	349
Dynegy, Class A (1)	21,200	118
Mirant (1)	3,700	101
NRG Energy (1)	4,800	217
TXU	1,200	75
		1,386
Multi-Utilities 0.7%
Duke Energy	28,300	855
NiSource	11,400	248
Teco Energy	16,900	264
		1,367
Total Utilities		6,342
Total Common Stocks (Cost $170,465)		197,951
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Investment Fund, 5.17% (2)(3)	809,918	810
		810
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.742% 11/02/2006 (4)	120,000	120
		120
Total Short-Term Investments (Cost $930)		930
Total Investments in Securities
99.8% of Net Assets (Cost $171,395)		$198,881

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 4
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2006.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at September 30, 2006 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 11 S&P 500 MINI contracts
$75 par of 4.742% U.S. Treasury Bills
pledged as initial margin	12/06	$740	$16
Net payments (receipts) of variation
margin to date			(17)
Variation margin receivable (payable)
on open futures contracts			$(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Capital Opportunity Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $171,395,000. Net unrealized gain aggregated $27,502,000 at period-end, of which $30,932,000 related to appreciated investments and $3,430,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $60,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $810,000 and $1,457,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Opportunity Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006